Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Oil and gas revenue, net	$ 2,880,658	$ 7,000,836	$ 16,797,366
Cost and expenses
Production	2,370,651	4,771,276	4,365,710
Depletion	139,550	1,300,417	5,119,174
Depreciation	64,789	87,408	175,764
Accretion of asset retirement obligation	269,386	269,114	219,536
Stock-based compensation	18,543	1,058,222	2,397,261
General and administrative	5,200,466	6,182,893	7,294,972
Geological and geophysical expenses	44,109	1,427,044	706,410
Total expenses	8,107,494	15,096,374	20,278,827
Loss before other income (expenses)	(5,226,836)	(8,095,538)	(3,481,461)
Other income (expense)
Interest income	225,997	53,386	19,179
Finance cost	(3,096,811)	(2,560,648)	(2,249,055)
Foreign exchange gain (loss)	(3,164,162)	(3,781,509)	(9,932,252)
Loss on extinguishment accounts payable and loan payable		(264,050)	(8,500)
Change in fair value of derivative liability			4,827
Gain on debt modification and settlement for shares	577,725
Loss on write-off of notes and other receivables	(101,303)	(15,439)
Loss on impairment and sale of assets held for sale	(328,631)	(132,737)	(1,556,787)
Impairment of oil and gas properties	(54,498,394)	(9,892,000)
Loss on issuance of shares		(5,052)	(17,342)
Gain on net monetary position	12,791,869	18,431,488	18,984,099
Gain (loss) on sale of oil and gas properties and equipment	74,331	(466,092)	19,535
Gain on modification and termination of lease	32,646	46,602	31,864
Other income			2,377
Total other income (expense)	(47,486,733)	1,413,949	5,297,945
Income (loss) before taxes	(52,713,569)	(6,681,589)	1,816,484
Deferred tax recovery (expense)	3,492,668	(2,447,053)	(1,860,326)
Net loss	(49,220,901)	(9,128,642)	(43,842)
Other comprehensive loss
Foreign currency translation	(5,204,101)	(3,333,512)	(10,013,192)
Total comprehensive loss	$ (54,425,002)	$ (12,462,154)	$ (10,057,034)
Net loss per share - Basic	$ (1.30)	$ (0.32)	$ (0.00)
Net loss per share - Diluted	$ (1.30)	$ (0.32)	$ (0.00)
Weighted average shares outstanding – Basic	37,820,850	28,463,753	16,216,969
Weighted average shares outstanding – Diluted	37,820,850	28,463,753	16,216,969